                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2000

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):    [   ] is a restatement.
                                         [   ] adds new holdings
                                               entries.

Institutional Investment Manager Filing this Report:

Name:    JLF Asset Management, LLC
Address: 660 Madison Avenue - 18th Floor
         New York, NY 10021

Form 13F File Number: 028-05321

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jeffrey Feinberg
Title:   Managing Member
Phone:   (212) 521-1306

Signature, Place, and Date of Signing:

    /s/  Jeffrey Feinberg       New York, New York    8/9/00
         ____________________   ___________________   _________
              [Signature]          [City, State]       [Date]

Report Type (Check only one.):

    [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manger(s).)

    [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE








































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

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      125

Form 13F Information Table Value Total:      $504,605,385

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NONE

































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

                                       JLF Asset Management, LLC
                                               FORM 13F
                                             June 30, 2000
         COLUMN 1           COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5      COLUMN 6  COLUMN 7             COLUMN 8
-----------------------  --------------  --------   --------     ----------------- --------  --------     ------------------------
                                                                                              OTHER          VOTING AUTHORITY
      NAME OF ISSUER     TITLE OF CLASS    CUSIP    VALUE        SH/P AMT S/P P/C  INV DSC   MANAGERS     SOLE    SHARED     NONE
-----------------------  --------------  ---------  --------     -------- -------- --------  --------     -----   ------    -----

AG Edwards Inc.          Common         281760108     3326700     85300    S       Sole      None          Sole
AON Corp.                Common         037389103     2540912     81800    S       Sole      None          Sole
Abercrombie &
  Fitch Co.              Common         002896207      804375     66000    S       Sole      None          Sole
Adolph Coors Co.         Common         217016104     2305050     38100    S       Sole      None          Sole
Affiliated Managers
  Group Inc              Common         008252108      455000     10000    S       Sole      None          Sole
Aflac Inc.               Common         001055102     4823437    105000    S       Sole      None          Sole
Alliance Capital
  Management             Common         01855A101      474375     10000    S       Sole      None          Sole
Allstate Corp.           Common         020002101      222500     10000    S       Sole      None          Sole
Ambac Financial
  Group Inc              Common         023139108     2954394     53900    S       Sole      None          Sole
American Eagle
  Outfiters              Common         02553E106      805000     57500    S       Sole      None          Sole
American Express
  Corp.                  Common         025816109     8673600    166400    S       Sole      None          Sole
American International
  Group Inc.             Common         026874107     2138500     18200    S       Sole      None          Sole
Anheuser Busch
  Companies Inc.         Common         035229103     3858804     51666    S       Sole      None          Sole
Ann Taylor Stores
  Corp.                  Common         036115103     9927562    299700    S       Sole      None          Sole
Arthur J Gallagher
  and Co                 Common         363576109      924000     22000    S       Sole      None          Sole
Associates First
  Capital Corp.          Common         046008108     7688887    344600    S       Sole      None          Sole
Bank of New York         Common         064057102      697500     15000    S       Sole      None          Sole
Baxter International
  Inc.                   Common         071813109     2671875     38000    S       Sole      None          Sole
Bestfoods                Common         08658U101     2216000     32000    S       Sole      None          Sole
Black & Decker Corp.     Common         091797100     1682575     42800    S       Sole      None          Sole
Blackrock Inc.           Common         09247X101      797500     27500    S       Sole      None          Sole
Boston Private
  Financial
  Holdings Inc.          Common         101119105      424637     42200    S       Sole      None          Sole
Brown Shoe Company Inc.  Common         115736100     1300000    100000    S       Sole      None          Sole
Buffets Inc.             Common         119882108     5695419    448900    S       Sole      None          Sole
CBRL Group Inc.          Common         12489V106     4419469    300900    S       Sole      None          Sole


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

Caseys General
  Stores Inc             Common         147528103      894325     86200    S       Sole      None          Sole
Cendant Corp.            Common         151313103     2646000    189000    S       Sole      None          Sole
Charter One
  Financial Inc          Common         160903100     2695600    117200    S       Sole      None          Sole
Chase Manhattan Corp.    Common         16161A108     4790500    104000    S       Sole      None          Sole
Chicos Fas Inc.          Common         168615102     7126000    356300    S       Sole      None          Sole
China Unicom Ltd. ADR's  Common         16945R104     6120000    288000    S       Sole      None          Sole
Chubb Corp.              Common         171232101     3259500     53000    S       Sole      None          Sole
Citigroup Inc.           Common         172967101     4928450     81800    S       Sole      None          Sole
City National Corp.      Common         178566105      695000     20000    S       Sole      None          Sole
Coldwater Creek Inc      Common         193068103    13577337    450700    S       Sole      None          Sole
Columbia Sportswear
 Company                 Common         198516106     8522062    317100    S       Sole      None          Sole
Comerica Inc.            Common         200340107      897500     20000    S       Sole      None          Sole
Consolidated
  Stores Corp.           Common         210149100      859200     71600    S       Sole      None          Sole
Dallas Semiconductor
  Corp                   Common         235204104     9869650    242200    S       Sole      None          Sole
Donaldson Lufkin &
  Jenrette               Common         257661108     3076719     72500    S       Sole      None          Sole
Dynamic Digital Depth    Common         26784W106      741732    151500    S       Sole      None          Sole
Everest Reinsurance
  Holdings               Common         G3223R108      555587     16900    S       Sole      None          Sole
Fila Holdings SPA        Common         316850106     2012156    190500    S       Sole      None          Sole
FirstFed Financial Corp  Common         337907109     3798212    268900    S       Sole      None          Sole
Footstar Inc.            Common         344912100     6443850    193800    S       Sole      None          Sole
Gabelli Asset
  Management Inc         Common         36239Y102      317500     12700    S       Sole      None          Sole
Gadzooks Inc.            Common         362553109     1532437    132000    S       Sole      None          Sole
Genesco Inc              Common         371532102     7054650    439200    S       Sole      None          Sole
Gildan Activewear Inc.   Common         375916103     6273225    170700    S       Sole      None          Sole
HCA - The Healthcare
  Company                Common         404119109     2065500     68000    S       Sole      None          Sole
HCC Insurance
  Holdings Inc.          Common         404132102     5766312    305500    S       Sole      None          Sole
Hartford Financial
  Services Group         Common         416515104    11573469    206900    S       Sole      None          Sole
Haven Bancorp Inc.       Common         419352109     3627112    195400    S       Sole      None          Sole
Hibbett Sporting
  Goods Inc.             Common         428565105     4862150    206900    S       Sole      None          Sole
Horace Mann
  Educators Corp.        Common         440327104     1125000     75000    S       Sole      None          Sole
Hot Topic Inc.           Common         441339108     1863200     58225    S       Sole      None          Sole
Household International  Common         441815107    12057281    290100    S       Sole      None          Sole
Illuminet Holdings       Common         452334105      254375      5000    S       Sole      None          Sole
Isle of Capris
  Casinos Inc.           Common         464592104     2346312    173000    S       Sole      None          Sole
J.Jill Group Inc.        Common         466189107      715000    110000    S       Sole      None          Sole




                                5




John Hancock Financial
  Services               Common         41014S106     5128344    216500    S       Sole      None          Sole
Kansas City
  Southern Corp.         Common         485170104    23058750    260000    S       Sole      None          Sole
Krispy Kreme
  Doughnuts Inc          Common         501014104     4263000     58000    S       Sole      None          Sole
Legg Mason Inc.          Common         524901105      895000     17900    S       Sole      None          Sole
Lehman Brothers
  Holdings               Common         524908100    24236369    256300    S       Sole      None          Sole
Lincoln National Corp.   Common         534187109     4880487    135100    S       Sole      None          Sole
Linens and Things Inc.   Common         535679104     3773087    139100    S       Sole      None          Sole
MGIC Investment Corp.    Common         552848103     2083900     45800    S       Sole      None          Sole
Mattel Inc.              Common         577081102    11037937    837000    S       Sole      None          Sole
Maximus Capital
  Holdings, LTD          Common         577991102     2000250    133350    S       Sole      None          Sole
Maxwell Shoe Company
  Inc. - Class A         Common         577766108      715937     72500    S       Sole      None          Sole
Maytag Corp.             Common         578592107      390875     10600    S       Sole      None          Sole
Merrill Lynch &
  Co. Inc.               Common         590188108     9545000     83000    S       Sole      None          Sole
Metlife Inc              Common         59156R108     9433894    447900    S       Sole      None          Sole
Metris Companies Inc.    Common         591598107     2143162     85300    S       Sole      None          Sole
Michael's Stores Inc.    Common         594087108      343594      7500    S       Sole      None          Sole
Microcell
  Telecommunications
  Cl B                   Common         59501T304     2796075     77400    S       Sole      None          Sole
Morgan Stanley Dean
  Witter and Co.         Common         617446448     9149175    109900    S       Sole      None          Sole
Mutual Risk
  Management Ltd.        Common         628351108     2608994    150700    S       Sole      None          Sole
Nationwide Financial
  Services Inc.          Common         638612101     5398075    164200    S       Sole      None          Sole
Neuberger Berman         Common         641234109      232500      5000    S       Sole      None          Sole
Newell Rubbermaid Inc.   Common         651229106     2678000    104000    S       Sole      None          Sole
Nokia Corporation        Common         654902204     2811481     56300    S       Sole      None          Sole
Northern Trust Corp.     Common         665859104     1437881     22100    S       Sole      None          Sole
O Charleys Inc.          Common         670823103     1425175    104600    S       Sole      None          Sole
Old Republic
  International Corp     Common         680223104    10989000    666000    S       Sole      None          Sole
Pacific Sunwear
  of California          Common         694873100     3843750    205000    S       Sole      None          Sole
Parkervision Inc.        Common         701354102      302625      6000    S       Sole      None          Sole
Penn America Group Inc.  Common         707247102      393750     50000    S       Sole      None          Sole
Pepsico Inc              Common         713448108     5590237    125800    S       Sole      None          Sole
Philadephia Consolidated
  Holding Co             Common         717528103     2558862    152200    S       Sole      None          Sole
Phillip Morris
  Companies Inc.         Common         718154107     3078594    115900    S       Sole      None          Sole
Pier 1 Imports Inc.      Common         720279108     8448375    866500    S       Sole      None          Sole
RadioShack Corp.         Common         750438103     2368750     50000    S       Sole      None          Sole



                                6




Reebok International
  Ltd.                   Common         758110100     2231250    140000    S       Sole      None          Sole
Ross Stores Inc.         Common         778296103      793406     46500    S       Sole      None          Sole
Russell Corp.            Common         782352108      900000     45000    S       Sole      None          Sole
Sears Roebuck and Co.    Common         812387108     2740500     84000    S       Sole      None          Sole
Sharper Image Corp       Common         820013100     2923750    233900    S       Sole      None          Sole
Sillicon Valley
  Bancshares             Common         827064106     2557500     60000    S       Sole      None          Sole
Sirius Satellite
  Radio Inc              Common         82966U103     3013250     68000    S       Sole      None          Sole
Sketchers USA Inc.       Common         830566105     3796581    240100    S       Sole      None          Sole
Sprint Corp PCS Group    Common         852061506    15267700    256600    S       Sole      None          Sole
St. Paul Companies Inc.  Common         792860108    10128300    296800    S       Sole      None          Sole
Stancorp Financial
  Group.                 Common         852891100     9027125    281000    S       Sole      None          Sole
Starwood Hotels
  and Resorts            Common         85590A203     3581875    110000    S       Sole      None          Sole
Station Casinos Inc.     Common         857689103      500000     20000    S       Sole      None          Sole
Stein Mart Inc.          Common         858375108     9842050    960200    S       Sole      None          Sole
Sun Life Financial       Common         866796105    12840187    760900    S       Sole      None          Sole
Tefron Ltd.              Common         M87482101     4836100    282400    S       Sole      None          Sole
The Pepsi
  Bottling Group         Common         713409100     1012806     34700    S       Sole      None          Sole
Thermo Electron Corp     Common         883556102     5581562    265000    S       Sole      None          Sole
Torchmark Corp.          Common         891027104     4327719    175300    S       Sole      None          Sole
Tropical Sportswear
  International          Common         89708P102     2096500    119800    S       Sole      None          Sole
True North
  Communications Inc     Common         897844106     3348400     76100    S       Sole      None          Sole
Tuesday Morning Corp     Common         899035505      892500     85000    S       Sole      None          Sole
UCBH Holdings Corp.      Common         90262T308     2351169     88100    S       Sole      None          Sole
Ultimate
 Electronics Inc.        Common         903849107     2384922     89000    S       Sole      None          Sole
United Stationers Inc.   Common         913004107      712250     22000    S       Sole      None          Sole
Vans Inc.                Common         921930103     1462500    100000    S       Sole      None          Sole
Vesta Insurance
  Group Inc              Common         925391104     3055387    493800    S       Sole      None          Sole
Wells Fargo & Co.        Common         949746101      387500     10000    S       Sole      None          Sole
XM Satellite Radio
  Holdings Inc           Common         983759101     1662225     44400    S       Sole      None          Sole
Zale Corp.               Common         988858106     2620700     71800    S       Sole      None          Sole
Zions Bancorporation     Common         989701107      917812     20000    S       Sole      None          Sole

                                        Total:504,605,385









                                7
02717001.AA7

